Trade Receivables, Net (Details) - Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance - shares	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance [Abstract]
Collectively assessed	3,811,576	1,889,554
Individually assessed